Biological Assets (Tables)	3 Months Ended
Mar. 31, 2026
Biological Assets [Abstract]
Schedule of Changes in Biological Assets

Changes in biological assets:

	Current		Non-current
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Balance at the beginning of the period	1,826,766	1,608,223	611,799	518,234
Increase by reproduction (born) and cost absorption including death	2,810,263	2,693,960	398,795	365,078
Reduction for slaughter, sale or consumption	(3,200,293)	(3,006,017)	(16,496)	(15,297)
Purchases	119,809	102,411	70,908	51,167
Fair value adjustments	24,787	(9,177)	—	(14)
Reclassification from non-current to current	259,631	231,663	(259,631)	(231,663)
Exchange rate variation	33,475	39,696	7,652	11,586
Amortization	—	—	(179,480)	(149,807)
Balance at the end of the period	1,874,438	1,660,759	633,547	549,284